ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	As of December 31,
	2011	2012

Accrued employee payroll and welfare	11,542	13,359
Value-added tax payable	—	4,877
Business taxes payable	4,639	754
Other taxes payable (1)	1,230	1,576
Reimbursable employee travelling expenses	1,255	1,375
Professional service fees	2,207	862
Deferred government subsidy income	123	3,463
Other liabilities	2,276	2,399
	23,272	28,665

(1)         Other taxes payable primaryly includes withholding individual income tax payables.